SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues generated from each product
Total net revenues	$ 3,476,495	$ 3,200,583	$ 3,744,512
CSI Solar Segment | Solar modules
Revenues generated from each product
Total net revenues	2,348,724	2,012,059	1,847,305
CSI Solar Segment | Solar system kits
Revenues generated from each product
Total net revenues	157,656	116,449	93,253
CSI Solar Segment | Battery storage solutions
Revenues generated from each product
Total net revenues	7,899
CSI Solar Segment | China energy (includes electricity sales)
Revenues generated from each product
Total net revenues	175,388	58,096	245,321
CSI Solar Segment | Others
Revenues generated from each product
Total net revenues	60,661	295,244	131,388
Global Energy Segment | Solar power projects
Revenues generated from each product
Total net revenues	654,827	652,050	1,319,021
Global Energy Segment | O&M and asset management services
Revenues generated from each product
Total net revenues	26,386	19,750	13,271
Global Energy Segment | Others
Revenues generated from each product
Total net revenues	$ 44,954	$ 46,935	$ 94,953